Related Party Disclosures (Details)	1 Months Ended
Dec. 19, 2022 shares
Related Party Disclosures (Details) [Line Items]
Exercise shares	10,000,000
Ordinary Shares [Member]
Related Party Disclosures (Details) [Line Items]
Shares fully paid	10,000,000